Unaudited Interim Condensed Consolidated Statements of Profit or Loss And Other Comprehensive Income	6 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM) RM / shares shares
Total revenue	RM 47,867,433	$ 11,362,650	RM 19,655,442
Total cost of sales	(38,335,906)	(9,100,080)	(16,167,137)
Gross profit	9,531,527	2,262,570	3,488,305
Selling and administrative expenses	(1,103,355)	(261,912)	(654,390)
Selling and administrative expenses from related parties	(566,685)	(134,518)	(393,000)
Income from operations before income tax	7,861,487	1,866,140	2,440,915
Other income	1,109,762	263,433	161,044
Finance costs	(126,887)	(30,120)	(121,340)
Profit before income tax	8,844,362	2,099,453	2,480,619
Income tax expense	(993,493)	(235,833)	(558,520)
Net Profit for the period, representing total comprehensive income for the period	7,850,869	1,863,620	1,922,099
Profit attributable to:
Equity owners of the Company	7,766,490	1,843,590	1,864,585
Non-controlling interests	84,379	20,030	57,514
Total	RM 7,850,869	$ 1,863,620	RM 1,922,099
Weighted Average Number of Common Shares Outstanding – Basic (in Shares)	12,550,000	12,550,000	10,800,000
Weighted Average Number of Common Shares Outstanding – Diluted (in Shares)	12,550,000	12,550,000	10,800,000
Basic Net Income per Share (in Kwachas per share, Ringgits per share and Dollars per share) | (per share)	RM 0.6188	$ 0.1469	RM 0.1726
Diluted Net Income per Share (in Kwachas per share, Ringgits per share and Dollars per share) | (per share)	RM 0.6188	$ 0.1469	RM 0.1726
Revenue
Total revenue	RM 47,867,433	$ 11,362,650	RM 19,655,442
Cost of sales
Total cost of sales	RM (38,335,906)	$ (9,100,080)	RM (16,167,137)